Note 15 - Common Stock Purchase Agreement (Details Textual) - USD ($)		3 Months Ended			12 Months Ended
	Jul. 08, 2022	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.001			$ 0.001	$ 0.001
Stock Issued During Period, Value, New Issues		$ 290,842	$ 56,266	$ 1,999,500	$ 2,037,000
Registration Rights Agreement [Member]
Common Stock, Maximum Shares Sold (in shares)	450,000
Registration Rights Agreement [Member] | Before Reverse Stock Split [Member]
Common Stock, Maximum Shares Sold (in shares)	4,500,000
B. Riley Principal Capital II, LLC (the “Selling Stockholder”) [Member]
Purchase Agreement, Maximum Amount to be Sold	$ 15,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001
Stock Issued During Period, Shares, New Issues (in shares)					0
B. Riley Principal Capital II, LLC (the “Selling Stockholder”) [Member] | Registration Rights Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)	119,780
Stock Issued During Period, Value, New Issues	$ 150,000